Trade and other receivables (Details) - USD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	Apr. 30, 2017
Trade and other receivables [Abstract]
Trade receivables	$ 877.9	$ 1,089.6
Loss allowance	(42.4)	(41.9)	$ (2.6)
Trade receivables net	835.5	1,047.7
Prepayments	53.9	60.0
Other receivables	87.2	79.0
Contract assets	56.3	85.3
Trade and other receivables	1,032.9	1,272.0
HPE Software Business [Member]
Trade and other receivables [Abstract]
Loss allowance	$ 0.0	$ (21.5)